CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - JPY (¥) ¥ in Millions	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Total ORIX Corporation Shareholders' Equity	Noncontrolling Interests
Beginning Balance at Mar. 31, 2017	¥ 2,647,625	¥ 220,524	¥ 268,138	¥ 2,077,474	¥ (21,270)	¥ (37,168)	¥ 2,507,698	¥ 139,927
Contribution to subsidiaries	13,830						0	13,830
Transaction with noncontrolling interests	(36,495)		(972)		(1)		(973)	(35,522)
Comprehensive income, net of tax:
Net income	321,137			313,135			313,135	8,002
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	(22,834)				(22,746)		(22,746)	(88)
Net change of debt valuation adjustments	0
Net change of defined benefit pension plans	(2,962)				(2,984)		(2,984)	22
Net change of foreign currency translation adjustments	(1,539)				(2)		(2)	(1,537)
Net change of unrealized gains (losses) on derivative instruments	779				745		745	34
Total other comprehensive income (loss)	(26,556)						(24,987)	(1,569)
Total comprehensive income	294,581						288,148	6,433
Cash dividends	(80,975)			(72,757)			(72,757)	(8,218)
Exercise of stock options	656	437	219				656	0
Acquisition of treasury stock	(39,110)					(39,110)	(39,110)	0
Disposal of treasury stock	257		(476)			733	257	0
Adjustment of redeemable noncontrolling interests to redemption value	(1,876)			(1,876)			(1,876)	0
Reclassification of change in accounting standards	0			(692)	692		0	0
Other, net	381		382	(1)			381	0
Ending Balance at Mar. 31, 2018	2,798,874	220,961	267,291	2,315,283	(45,566)	(75,545)	2,682,424	116,450
Cumulative effect of adopting Accounting Standards Update (Accounting Standards Update 2014-09) at Mar. 31, 2018	759			405			405	354
Cumulative effect of adopting Accounting Standards Update (Accounting Standards Update 2016-01) at Mar. 31, 2018	0			2,899	(2,899)		0	0
Cumulative effect of adopting Accounting Standards Update (Accounting Standards Update 2016-16) at Mar. 31, 2018	3,772			3,772			3,772	0
Adjusted balance at Mar. 31, 2018	2,803,405	220,961	267,291	2,322,359	(48,465)	(75,545)	2,686,601	116,804
Contribution to subsidiaries	7,680						0	7,680
Transaction with noncontrolling interests	(70,483)		(10,033)		(103)		(10,136)	(60,347)
Comprehensive income, net of tax:
Net income	326,635			323,745			323,745	2,890
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	10,215				10,174		10,174	41
Net change of debt valuation adjustments	231				231		231	0
Net change of defined benefit pension plans	(7,346)				(7,289)		(7,289)	(57)
Net change of foreign currency translation adjustments	(11,863)				(11,775)		(11,775)	(88)
Net change of unrealized gains (losses) on derivative instruments	(4,118)				(4,116)		(4,116)	(2)
Total other comprehensive income (loss)	(12,881)						(12,775)	(106)
Total comprehensive income	313,754						310,970	2,784
Cash dividends	(99,232)			(88,438)			(88,438)	(10,794)
Exercise of stock options	225	150	75				225	0
Acquisition of treasury stock	(707)					(707)	(707)	0
Disposal of treasury stock	115		(233)			348	115	0
Adjustment of redeemable noncontrolling interests to redemption value	(2,131)			(2,131)			(2,131)	0
Other, net	575		525	50			575	0
Ending Balance at Mar. 31, 2019	2,953,201	221,111	257,625	2,555,585	(61,343)	(75,904)	2,897,074	56,127
Contribution to subsidiaries	17,047						0	17,047
Transaction with noncontrolling interests	1,583		241		2		243	1,340
Comprehensive income, net of tax:
Net income	306,340			302,700			302,700	3,640
Other comprehensive income (loss)
Net change of unrealized gains (losses) on investment in securities	(22,456)				(22,390)		(22,390)	(66)
Net change of debt valuation adjustments	875				875		875	0
Net change of defined benefit pension plans	1,529				1,527		1,527	2
Net change of foreign currency translation adjustments	(31,467)				(28,917)		(28,917)	(2,550)
Net change of unrealized gains (losses) on derivative instruments	(8,556)				(8,286)		(8,286)	(270)
Total other comprehensive income (loss)	(60,075)						(57,191)	(2,884)
Total comprehensive income	246,265						245,509	756
Cash dividends	(106,867)			(103,824)			(103,824)	(3,043)
Acquisition of treasury stock	(45,720)					(45,720)	(45,720)	0
Disposal of treasury stock	220		(334)			554	220	0
Adjustment of redeemable noncontrolling interests to redemption value	0
Other, net	106		106				106	0
Ending Balance at Mar. 31, 2020	¥ 3,065,835	¥ 221,111	¥ 257,638	¥ 2,754,461	¥ (118,532)	¥ (121,070)	¥ 2,993,608	¥ 72,227